Net loss per share attributable to common stockholders - Dilutive (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive securities
Redeemable convertible preferred stock					16,638,476	16,638,476
Options to purchase common stock					3,190,450	2,138,110
Warrants to purchase common stock					40,268	40,268
Warrants to purchase redeemable convertible preferred stock					79,545	79,545
Total	3,767,505	18,956,964	3,767,505	18,956,964	19,948,739	18,896,399
Redeemable Convertible Preferred Stock Warrant
Antidilutive securities
Total		16,638,476		16,638,476
Options to purchase common stock | Series A Common Stock Warrants
Antidilutive securities
Total	3,766,505	2,198,675	3,766,505	2,198,675
Warrants | Series A Common Stock Warrants
Antidilutive securities
Total	1,000		1,000
Warrants | Common stock warrants
Antidilutive securities
Total		40,268		40,268
Warrants | Redeemable Convertible Preferred Stock Warrant
Antidilutive securities
Total		79,545		79,545